9. PROPERTY, PLANT AND EQUIPMENT (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	R$ 640,989
Remeasurement	(151,558)
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	640,989
Addition	43,111
Depreciation	(58,843)
Write-off	(1,354)
Balance at end	472,345
Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	531,044
Right-of-use assets [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	(58,699)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Remeasurement	(152,915)
Land [Member] | Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	556,133
Depreciation	(21,314)
Write-off	(1,338)
Balance at end	380,566
Land [Member] | Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	401,746
Land [Member] | Right-of-use assets [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	(21,180)
Buildings and Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Remeasurement	(12,112)
Buildings and Infrastructure [Member] | Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	54,513
Addition	6,719
Depreciation	(9,190)
Balance at end	64,154
Buildings and Infrastructure [Member] | Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	73,344
Buildings and Infrastructure [Member] | Right-of-use assets [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	(9,190)
Machinery, Equipment and Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Remeasurement	(4,525)
Machinery, Equipment and Facilities [Member] | Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	9,783
Addition	34,197
Depreciation	(15,311)
Balance at end	24,144
Machinery, Equipment and Facilities [Member] | Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	39,455
Machinery, Equipment and Facilities [Member] | Right-of-use assets [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	(15,311)
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Remeasurement	(6,230)
Other [Member] | Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	20,560
Addition	2,195
Depreciation	(13,028)
Write-off	(16)
Balance at end	3,481
Other [Member] | Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	16,499
Other [Member] | Right-of-use assets [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial recognition - Rights of use	R$ (13,018)